UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2016

Item 1. Schedule of Investments.

BP Capital TwinLine Energy Fund
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)
	Shares	Value
COMMON STOCKS - 85.3%
Auto Parts & Equipment - 7.4%
Goodyear Tire & Rubber Co.	164,007	$4,813,605
Horizon Global Corp. (a)	310,195	5,527,675
		10,341,280
Chemicals - 3.2%
Westlake Chemical Corp.	85,861	4,449,317

Downstream - 2.7%
Tesoro Corp.	19,892	1,500,254
Valero Energy Corp.	39,822	2,204,148
		3,704,402
Exploration & Production - 29.1%
Anadarko Petroleum Corp.	89,881	4,805,937
Concho Resources, Inc. (a)	21,863	2,824,700
Diamondback Energy, Inc. (a)	23,108	2,201,037
EOG Resources, Inc.	30,110	2,664,434
Memorial Resource Development Corp. (a)	347,478	5,003,683
Newfield Exploration Co. (a)	74,154	3,215,317
Pioneer Natural Resources Co.	18,473	3,307,591
RSP Permian, Inc. (a)	145,411	5,678,299
Southwestern Energy Co. (a)	95,605	1,329,866
WPX Energy, Inc. (a)	793,952	9,527,424
		40,558,288
Housewares - 4.9%
Colgate-Palmolive Co.	26,925	2,001,604
Newell Brands, Inc.	89,561	4,753,898
		6,755,502
Integrated - 3.7%
Chevron Corp.	51,431	5,172,930

Machinery - 2.3%
TriMas Corp. (a)	164,572	3,156,491

Midstream - 8.1%
Cheniere Energy, Inc. (a)	127,421	5,466,361
Kinder Morgan, Inc.	267,788	5,851,168
		11,317,529
Oil Field Services - 21.3%
Baker Hughes, Inc.	103,200	5,070,216
Forum Energy Technologies, Inc. (a)	297,607	5,228,955
Halliburton Co.	105,407	4,533,555
National Oilwell Varco, Inc.	79,942	2,681,255
Newpark Resources, Inc. (a)	258,164	1,822,638
Patterson-UTI Energy, Inc.	193,841	3,777,961
Superior Energy Services, Inc.	384,303	6,467,819
		29,582,399
Transportation - 2.6%
JetBlue Airways Corp. (a)	157,661	2,514,693
Roadrunner Transportation Systems, Inc. (a)	132,482	1,104,900
		3,619,593

TOTAL COMMON STOCKS (Cost $105,701,124)		118,657,731

PARTNERSHIPS & TRUSTS - 10.6%
Midstream - 10.6%
Buckeye Partners LP	20,350	1,429,791
Sunoco LP	189,396	5,640,213
Sunoco Logistics Partners LP	91,551	2,709,910
Tesoro Logistics LP	30,331	1,454,675
Western Gas Partners LP	71,040	3,574,733
		14,809,322

TOTAL PARTNERSHIPS & TRUSTS (Cost $14,525,483)		14,809,322

SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds - 4.2%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.280% (b)	5,835,189	5,835,189
TOTAL SHORT-TERM INVESTMENTS (Cost $5,835,189)		5,835,189

Total Investments (Cost $126,061,796) - 100.1%		139,302,242
Liabilities in Excess of Other Assets - (0.1)%		(74,385)
TOTAL NET ASSETS - 100.0%		$139,227,857

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Seven-day yield as of August 31, 2016.

The cost basis of investments at August 31, 2016 was as follows+:

Cost of investments	$126,061,796
Gross unrealized appreciation	19,517,201
Gross unrealized depreciation	(6,276,755)
Net unrealized appreciation	$13,240,446

+Because tax adjustments are calculated annually at the end of the BP Capital TwinLine Energy Fund’s, (the “Fund”), fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

BP Capital TwinLine Energy Fund
Summary of Fair Value Exposure at August 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2016. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$118,657,731	$–	$–	$118,657,731
Partnerships & Trusts	14,809,322	–	–	14,809,322
Short-Term Investments	5,835,189	–	–	5,835,189
Total Investments	$139,302,242	$–	$–	$139,302,242

It is the Fund’s policy to recognize transfers between levels at the end of the Fund’s reporting period.

The Fund did not record any transfers into or out of Levels 1 or 2 for the period ended August 31, 2016.

BP Capital TwinLine MLP Fund
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)
	Shares	Value
COMMON STOCKS - 19.8%
Natural Gas/NGL Transportation - 19.8% [1]
Cheniere Energy, Inc. (a)	54,959	$2,357,741
Cheniere Energy Partners LP Holdings LLC	17,626	355,869
Kinder Morgan, Inc.	146,847	3,208,607
Targa Resources Corp.	44,757	1,950,510
Williams Companies, Inc.	37,637	1,051,578
		8,924,305

TOTAL COMMON STOCKS (Cost $7,174,829)		8,924,305

CONVERTIBLE PREFERRED STOCKS - 2.3%
Natural Gas/NGL Transportation - 2.3% [1]
Kinder Morgan, Inc.	20,732	1,034,319
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $844,290)		1,034,319

PARTNERSHIPS & TRUSTS - 74.2%
Crude Oil & Refined Products - 48.5% [1]
Buckeye Partners LP	29,250	2,055,105
Delek Logistics Partners LP	69,340	1,809,080
Enbridge Energy Partners LP	103,514	2,407,736
Enterprise Products Partners LP	93,584	2,470,618
Magellan Midstream Partners LP	19,300	1,357,369
MPLX LP	15,119	500,892
NuStar Energy LP	15,727	754,896
NuStar GP Holdings LLC	60,256	1,463,618
PBF Logistics LP	82,192	1,667,676
Plains All American Pipeline LP	37,928	1,064,260
Sunoco LP	96,511	2,874,097
Sunoco Logistics Partners LP	58,431	1,729,558
Tesoro Logistics LP	35,900	1,721,764
		21,876,669
Gathering & Processing - 12.9% [1]
Enable Midstream Partners LP	192,577	2,717,261
PennTex Midstream Partners LP	90,400	1,473,520
Western Gas Partners LP	32,744	1,647,678
		5,838,459
Natural Gas/NGL Transportation - 12.8% [1]
Columbia Pipeline Partners LP	60,648	822,994
Spectra Energy Partners LP	32,332	1,475,309
Tallgrass Energy Partners LP	33,152	1,527,644
Williams Partners LP	51,130	1,948,053
		5,774,000

TOTAL PARTNERSHIPS & TRUSTS (Cost $30,569,319)		33,489,128

SHORT-TERM INVESTMENTS - 5.2%
Money Market Funds - 5.2%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.280% (b)	2,347,701	2,347,701
TOTAL SHORT-TERM INVESTMENTS (Cost $2,347,701)		2,347,701

Total Investments (Cost $40,936,139) - 101.5%		45,795,453
Liabilities in Excess of Other Assets - (1.5)%		(655,974)
TOTAL NET ASSETS - 100.0%		$45,139,479

Percentages are stated as a percent of net assets.
[1] Sub-classification for the Midstream category.
(a) Non-income producing security.
(b) Seven-day yield as of August 31, 2016.

The cost basis of investments at August 31, 2016 was as follows+:

Cost of investments	$40,936,139
Gross unrealized appreciation	5,529,945
Gross unrealized depreciation	(670,631)
Net unrealized appreciation	$4,859,314

+Because tax adjustments are calculated annually at the end of the BP Capital TwinLine MLP Fund’s, (the “Fund”), fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

BP Capital TwinLine MLP Fund
Summary of Fair Value Exposure at August 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2016. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$8,924,305	$–	$–	$8,924,305
Convertible Preferred Stocks	1,034,319	–	–	1,034,319
Partnerships & Trusts	33,489,128	–	–	33,489,128
Short-Term Investments	2,347,701	–	–	2,347,701
Total Investments	$45,795,453	$–	$–	$45,795,453

It is the Fund’s policy to recognize transfers between levels at the end of the Fund’s reporting period.

The Fund did not record any transfers into or out of Levels 1 or 2 for the period ended August 31, 2016.

Item 2. Controls and Procedures.
(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title   /s/ Elaine E. Richards
                    Elaine E. Richards, President/Principal Executive Officer

Date           10/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date           10/27/2016

By (Signature and Title)*    /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date           10/27/2016

* Print the name and title of each signing officer under his or her signature.